                      GT GLOBAL DOLLAR FUND: ADVISOR CLASS

                           PROSPECTUS -- MAY 1, 1997

--------------------------------------------------------------------------------


GT GLOBAL DOLLAR FUND ("FUND") seeks maximum current income consistent with liquidity and conservation of capital. The Fund may invest in a wide variety of high quality, U.S. dollar-denominated money market instruments, including obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities; U.S. and non-U.S. corporate obligations; and instruments of U.S. and foreign banks.



There can be no assurance that the Fund will achieve its investment objective.



AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



The Fund's investment manager, Chancellor LGT Asset Management, Inc. (the "Manager") and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a Rule 12b-1 charge.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated May 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, San Francisco, California 94111, or calling (800) 824-1580.



An investment in the Fund offers the following advantages:


/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Daily Dividends


/ / Automatic Dividend Reinvestment at No Sales Charge



/ / Portfolio Rebalancing Program



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR
FINANCIAL ADVISOR.


[LOGO]

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
   THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
     COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL DOLLAR FUND


                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          5
Investment Objective and Policies.........................................................          7
How to Invest.............................................................................         10
How to Make Exchanges.....................................................................         12
How to Redeem Shares......................................................................         13
Shareholder Account Manual................................................................         15
Calculation of Net Asset Value............................................................         16
Dividends and Federal Income Taxation.....................................................         16
Management................................................................................         17
Other Information.........................................................................         19


                               Prospectus Page 2

                             GT GLOBAL DOLLAR FUND


                               PROSPECTUS SUMMARY
------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.



The Fund:                      The Fund is a diversified series of G.T. Investment Portfolios,
                               Inc.
Investment Objective:          The Fund seeks maximum current income consistent with liquidity and conservation of capital.
Principal Investments:         The Fund invests in a wide variety of high quality U.S.
                               dollar-denominated money market instruments of U.S. and non-U.S.
                               issuers.
Investment Manager:            The Manager is part of Liechtenstein Global Trust, a provider of global asset management and private bank products and services to individual and institutional investors, entrusted with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully staffed investment offices in Frankfurt, Hong Kong, London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."
                               Advisor Class shares are offered through this Prospectus to (a)
                               trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at
Advisor Class Shares:          least 1,000 employees; (b) any account with assets of at least
                               $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account
                               ("Advisory Account"); (c) any account with assets of at least
                               $10,000 if (i) such account is established under a "wrap fee"
                               program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust;
                               and (e) any of the companies composing or affiliated with
                               Liechtenstein Global Trust.
Shares Available Through:      Advisor Class shares of the Fund's common stock are available through Financial Advisors (as defined herein) who have entered into agreements with the Fund's distributor, GT Global, Inc. ("GT
                               Global") or certain of its affiliates. See "How to Invest" and
                               "Shareholder Account Manual."
Exchange Privileges:           Advisor Class shares of the Fund may be exchanged for Advisor
                               Class shares of other GT Global Mutual Funds, which are open-end management investment companies advised and/or administered by the
                               Manager. See "How to Make Exchanges" and "Shareholder Account
                               Manual."
Redemptions:                   Shares may be redeemed through the Fund's transfer agent, GT
                               Global Investor Services, Inc. ("Transfer Agent"). See "How to
                               Redeem Shares" and "Shareholder Account Manual."
Dividends:                     Dividends are declared daily and paid monthly from available net investment income and any realized net short-term capital gain.
Reinvestment:                  Dividends are reinvested automatically in Advisor Class shares of the Fund.
Yield:                         Calculated daily and may be obtained by calling 1-800-223-2138.


                               Prospectus Page 3

                             GT GLOBAL DOLLAR FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables(1):



                                                                                                                 ADVISOR
                                                                                                                  CLASS
                                                                                                                ----------
SHAREHOLDER TRANSACTION COSTS:
  Sales charge on purchases of shares.........................................................................       None
  Sales charges on reinvested distributions to shareholders...................................................       None
  Maximum contingent deferred sales charge (as a % of net asset value at time of purchase or sale, whichever
    is less)..................................................................................................       None
  Redemption charges..........................................................................................       None
  Exchange fees:
    -- On first four exchanges each year......................................................................       None
    -- On each additional exchange............................................................................  $    7.50

ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees (after reimbursements)........................................       0.45 %
  12b-1 distribution and service fees.........................................................................       None
  Other expenses (after waivers)..............................................................................       0.55 %
                                                                                                                ----------
Total Fund Operating Expenses.................................................................................       1.00 %


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor would directly or indirectly pay the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                            ONE YEAR    THREE YEARS  FIVE YEARS    TEN YEARS
                                                                              -----     -----------     -----        -----
Advisor Class shares.....................................................   $      10    $      32    $      56    $     125


--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1996. "Other Expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Investment management and administration fees" and "Total Fund Operating Expenses" would have been 0.50% and 1.05%, respectively, for the Fund. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


                               Prospectus Page 4

                             GT GLOBAL DOLLAR FUND


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one share of each class of shares for the periods shown. This information is supplemented by the financial statements and notes thereto included in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1996, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also appears in the Statement of Additional Information. Information presented below for the fiscal years ended December 31, 1987 to 1991 was audited by other auditors that served as the Fund's independent accountants for those periods.


                                                                               CLASS A+
                                          ----------------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------------------------------
                                             1996        1995        1994        1993        1992        1991        1990
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................  $    0.044  $    0.050  $    0.032  $    0.022  $    0.028  $    0.051  $    0.069
Distributions from net investment
 income.................................      (0.044)     (0.050)     (0.032)     (0.022)     (0.028)     (0.051)     (0.069)
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total Investment Return (b).............       4.50%       5.08%       3.30%        2.2%        2.8%        5.1%        6.9%
Ratios and supplemental data:
Ratio of net investment income to
 average net assets:
  With expense waivers and reductions
   (a)..................................       4.39%       4.94%       3.40%       2.17%       2.78%       5.10%       6.95%
  Without expense waivers and reductions
   (a)..................................       4.08%       4.66%       3.15%       1.46%       2.47%       4.90%       6.64%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       0.99%       0.97%       0.92%       1.00%       1.25%       1.25%       1.25%
  Without expense waivers and reductions
   (a)..................................       1.30%       1.25%       1.17%       1.72%       1.56%       1.45%       1.56%
Net assets at end of the period (in
 000's).................................    $392,623    $183,761    $320,858     $87,822     $81,674     $70,295    $123,218


                                             1989
                                          ----------
Net investment income...................  $    0.075
Distributions from net investment
 income.................................      (0.075)
                                          ----------
Net asset value (unchanged during the
 period)................................  $     1.00
                                          ----------
                                          ----------
Total Investment Return (b).............        7.6%
Ratios and supplemental data:
Ratio of net investment income to
 average net assets:
  With expense waivers and reductions
   (a)..................................       7.60%
  Without expense waivers and reductions
   (a)..................................       7.17%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       1.19%
  Without expense waivers and reductions
   (a)..................................       1.62%
Net assets at end of the period (in
 000's).................................     $13,143


--------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


(a) Annualized for periods of less than one year.


(b) Not annualized.


                               Prospectus Page 5

                             GT GLOBAL DOLLAR FUND


                                                 CLASS A+                                                          ADVISOR
                                          ----------------------                    CLASS B++                      CLASS+++
                                                                  ----------------------------------------------  ----------
                                           YEAR ENDED DEC. 31,                                         APRIL 1,
                                                                         YEAR ENDED DEC. 31,           1993 TO    YEAR ENDED
                                          ----------------------  ----------------------------------   DEC. 31,    DEC. 31,
                                             1988        1987        1996        1995        1994        1993        1996
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................  $    0.058  $    0.053  $    0.037  $    0.040  $    0.025  $   0.010   $   0.044
Distributions from net investment
 income.................................      (0.058)     (0.053)     (0.037)     (0.040)     (0.025)    (0.010 )    (0.044)
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $    1.00   $    1.00
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total Investment Return (b).............        5.9%        5.4%       3.73%       4.29%       2.53%       1.4%        4.5%
Ratios and supplemental data:
Ratio of net investment income to
 average net
 assets:
  With expense waivers and reductions
   (a)..................................       5.72%       5.24%       3.64%       4.19%       2.65%      1.42%       4.39%
  Without expense waivers and reductions
   (a)..................................         --%       5.09%       3.33%       3.91%       2.40%      0.86%       4.33%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       1.03%       0.83%       1.74%       1.72%       1.67%      1.75%       0.99%
  Without expense waivers and reductions
   (a)..................................         --%       0.98%       2.05%       2.00%       1.92%      2.31%       1.05%
Net assets at end of the period (in
 000's).................................     $11,628     $11,791    $128,308     $99,151    $109,936     $3,478     $14,978


                                           JUNE 1,
                                           1995 TO
                                           DEC. 31,
                                             1995
                                          ----------
Net investment income...................  $   0.030
Distributions from net investment
 income.................................     (0.030 )
                                          ----------
Net asset value (unchanged during the
 period)................................  $    1.00
                                          ----------
                                          ----------
Total Investment Return (b).............      2.92%
Ratios and supplemental data:
Ratio of net investment income to
 average net
 assets:
  With expense waivers and reductions
   (a)..................................      4.94%
  Without expense waivers and reductions
   (a)..................................      4.91%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................      0.97%
  Without expense waivers and reductions
   (a)..................................      1.00%
Net assets at end of the period (in
 000's).................................     $2,096


--------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Annualized for periods of less than one year.


(b) Not annualized.


                               Prospectus Page 6

                             GT GLOBAL DOLLAR FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------


The Fund's investment objective is to seek maximum current income consistent with liquidity and conservation of capital. The Fund seeks this objective by investing in high quality, U.S. dollar-denominated money market instruments, i.e., debt obligations with remaining maturities of 13 months or less.



The Fund seeks to maintain a net asset value of $1.00 per share. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized below.



In accordance with Rule 2a-7, the Fund will (i) maintain a dollar-weighted average portfolio maturity of 90 days or less and (ii) purchase only instruments having remaining maturities of 13 months or less.



The Fund will invest only in high quality, U.S. dollar-denominated money market instruments determined by the Manager to present minimal credit risks in accordance with procedures established by the Company's Board of Directors (the "Board"). To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest rating categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one such NRSRO has rated the security) or, if the issuer has no applicable short-term rating, determined by the Manager to be of equivalent credit quality.



High quality securities are divided into "first tier" and "second tier" securities. The Fund will invest only in first tier securities. First tier securities have received the highest rating for short-term debt from at least two NRSROs, i.e., rated not lower than A-1 by Standard & Poor's Ratings Group ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") (or one, if only one such NRSRO has rated the security), or, if unrated, are determined to be of equivalent quality as described above. If a security has been assigned different ratings by different NRSROs, at least two NRSROs must have assigned the higher rating in order for the Manager to determine the security's eligibility for purchase by the Fund.


The rating criteria of S&P and Moody's, two NRSROs currently rating instruments of the type the Fund may purchase, are more fully described in "Description of Debt Ratings" in the Statement of Additional Information.



PERMITTED INVESTMENTS. The Fund may invest in the following types of money market instruments:


/ / OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. AND FOREIGN GOVERNMENTS, THEIR
    AGENCIES AND INSTRUMENTALITIES. These include: direct obligations of the U.S. Treasury, such as Treasury bills and notes; obligations backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association; obligations supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority; and similar U.S.-dollar denominated instruments of foreign governments, their agencies, authorities and instrumentalities.

/ / OBLIGATIONS OF U.S. AND NON-U.S. BANKS, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase equal to at least $1 billion.

/ / INTEREST-BEARING DEPOSITS IN U.S. COMMERCIAL AND SAVINGS BANKS having total assets of $1 billion or less, in principal amounts at each such bank not greater than are insured by an agency of the U.S. government, provided that the aggregate amount of such deposits (including interest earned) does not exceed 5% of the Fund's assets.


/ / COMMERCIAL PAPER AND OTHER SHORT-TERM DEBT OBLIGATIONS OF U.S. AND FOREIGN
    COMPANIES, rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, determined by the Manager to be of equivalent quality, provided that any outstanding intermediate- or long-term debt of the issuer is rated at least AA by S&P or Aa by Moody's. These instruments may include corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). These


                               Prospectus Page 7

                             GT GLOBAL DOLLAR FUND

    corporate obligations include variable rate master notes, which are redeemable upon notice and permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument.


/ / REPURCHASE AGREEMENTS SECURED BY ANY OF THE FOREGOING. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund will enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Board. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will not enter into repurchase agreements with maturities of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid securities.



INVESTMENT TECHNIQUES. In managing the Fund, the Manager may employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average weighted maturity of the Fund's portfolio within the limitations described above. Determinations to use such techniques will be based on the Manager's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions and shifts in fiscal and monetary policy. The Manager also may seek to improve the Fund's yield by purchasing or selling securities in order to take advantage of yield disparities that regularly occur in the market. For example, frequently there are yield disparities between different types of money market instruments, and market conditions from time to time result in similar securities trading at different prices.



RISKS AND OTHER CONSIDERATIONS. Investors should recognize that in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the net new money flowing into the Fund from the net sale of its shares likely will be invested in instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing its yield. The opposite generally will be true in periods of rising interest rates. The Fund is designed to provide maximum current income consistent with the liquidity and safety of principal afforded by investment in a portfolio of high quality money market instruments; the Fund's yield may be lower than that produced by funds investing in lower quality and/or longer-term securities.



Although the Fund may invest in instruments of non-U.S. issuers, all such instruments will be denominated in U.S. dollars and will be first tier securities. Obligations of non-U.S. issuers are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Nonetheless, these instruments present risks that are different from those presented by investment in instruments of U.S. issuers. Obligations of foreign entities may be subject to certain sovereign risks, including adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, interest limitations, currency controls, foreign withholding taxes, and expropriation or nationalization of foreign issuers and their assets. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic issuers. Accordingly, while the Fund's ability to invest in these instruments may provide it with the potential to produce a higher yield than money market funds investing solely in instruments of domestic issuers, the Fund presents greater risk than such other funds.


VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. To the extent that the Fund invests in such variable

                               Prospectus Page 8

                             GT GLOBAL DOLLAR FUND


and floating rate securities, it is the Manager's view that the Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. The Manager further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.


OTHER INFORMATION. The Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others. Pending investment of proceeds from new sales of Fund shares or for temporary defensive purposes, the Fund may hold any portion of its assets in cash. The Fund may borrow money from banks as a temporary measure (a) for extraordinary or emergency purposes in amounts up to 5% of its net assets (taken at market value) or (b) in amounts up to 33 1/3% of its net assets in order to meet redemption requests. The Fund will not purchase securities while borrowings remain outstanding. The Fund may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities).


The Fund's investment objective and policies with respect to borrowing as stated above are fundamental and may not be changed without the approval of a majority of its outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of its outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein are not fundamental and may be changed by vote of the Board without shareholder approval.



On December 29, 1992, the shareholders of the Fund approved modifications to the Fund's investment policies and limitations that authorize the Board to effect a change in the operating structure of the Fund, so that it may transfer all of its investable assets to the Global Dollar Portfolio ("Portfolio"), an open-end management investment company with substantially the same investment objective, limitations and policies as the Fund. The Portfolio may serve as the investment vehicle for different entities that have the same investment objective and policies as the Fund. By investing in the Portfolio rather than maintaining its own portfolio of securities, the Fund would expect to realize certain economies of scale that would arise as additional investors invest their assets in the Portfolio. There is no assurance that institutional investors will invest in the Portfolio or that any of these expected benefits would actually be realized by the Fund. Implementation of this new operating structure will only occur upon approval of the Board.


                               Prospectus Page 9

                             GT GLOBAL DOLLAR FUND


                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agent or broker if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the Fund's net asset value per share determined that day, provided Federal Funds, as defined below, become available to the Fund that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Prior to receipt of Federal Funds, an investor's money will not be invested. "Federal Funds" are monies held on deposit at a Federal Reserve Bank which are available for the Fund's immediate use. Purchases by check or negotiable bank draft normally take two business days to be converted into Federal Funds. Shares begin accruing income dividends on the day following the date of purchase. THE FUND AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgement, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."


Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.


PURCHASES BY BANK WIRE. Shares of the Fund may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the net asset value next determined after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. In the interest of economy and convenience, the Fund does not issue physical certificates representing its shares. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders have the same rights of ownership as if certificates had been issued to them.


PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual


                               Prospectus Page 10

                             GT GLOBAL DOLLAR FUND


Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain brokers/dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/dealers or GT Global for more information.


                               Prospectus Page 11

                             GT GLOBAL DOLLAR FUND


                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of the Fund may only be exchanged for Advisor Class shares of the other GT Global Mutual Funds based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE FOR TAX PURPOSES. See "Dividends and Federal Income Taxation." In addition to the Fund, the GT Global Mutual Funds currently include:



   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND


   -- GT GLOBAL AMERICA MID CAP GROWTH FUND


   -- GT GLOBAL AMERICA VALUE FUND


   -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


   -- GT GLOBAL EMERGING MARKETS FUND


   -- GT GLOBAL EUROPE GROWTH FUND


   -- GT GLOBAL FINANCIAL SERVICES FUND


   -- GT GLOBAL GOVERNMENT INCOME FUND


   -- GT GLOBAL GROWTH & INCOME FUND


   -- GT GLOBAL HEALTH CARE FUND


   -- GT GLOBAL HIGH INCOME FUND


   -- GT GLOBAL INFRASTRUCTURE FUND


   -- GT GLOBAL INTERNATIONAL GROWTH FUND


   -- GT GLOBAL JAPAN GROWTH FUND


   -- GT GLOBAL LATIN AMERICA GROWTH FUND


   -- GT GLOBAL NATURAL RESOURCES FUND


   -- GT GLOBAL NEW PACIFIC GROWTH FUND


   -- GT GLOBAL STRATEGIC INCOME FUND


   -- GT GLOBAL TELECOMMUNICATIONS FUND


   -- GT GLOBAL WORLDWIDE GROWTH FUND



Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value determined that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.



EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this prospectus for more information.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, the Fund and GT Global reserve the right to reject any purchase order.


                               Prospectus Page 12

                             GT GLOBAL DOLLAR FUND


                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed in the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.


Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.



Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her Financial Advisor.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good

                               Prospectus Page 13

                             GT GLOBAL DOLLAR FUND

payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


The Fund and GT Global each reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.



For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.


                               Prospectus Page 14

                             GT GLOBAL DOLLAR FUND


                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisors. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends and Federal Income Taxation -- Taxes" for more information.


The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE


A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:


    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.


                               Prospectus Page 15

                             GT GLOBAL DOLLAR FUND


                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


The Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. There can be no assurance, however, that the Fund will be able to maintain a stable price of $1.00 per share. The value of each share of the Fund is computed by dividing its net assets by the number of its outstanding shares. "Net assets" equal the value of the Fund's investments and other assets less its liabilities. The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Net asset value is determined separately for each class of the Fund's shares.



The Fund values its portfolio securities using the amortized cost method of valuation, pursuant to which the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the Board.


--------------------------------------------------------------------------------


                     DIVIDENDS AND FEDERAL INCOME TAXATION


--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly from the Fund's net investment income and any realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses). The Fund's net investment income includes accrued interest and earned discount (including both original issue and market discounts), less amortization of premium and applicable expenses. Fund shares begin to earn dividends on the day following the day on which Federal Funds become available. Dividends paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share dividends on Advisor Class shares will be higher than the per share dividends on shares of other classes of the Fund as a result of the service and distribution fees applicable to those shares.

Dividends are automatically reinvested in Advisor Class shares unless the investor has elected to receive them in cash. Cash payments may be elected on the Account Application located at the end of this Prospectus or through the investor's broker. Reinvestments in Advisor Class shares of another GT Global Mutual Fund may only be directed to an account with an identical shareholder registration and account number. An election to receive dividends in additional shares or in cash may be changed at any time, but, to be effective for a particular dividend, the investor or the investor's broker must notify the Transfer Agent at least fifteen Business Days prior to the payment date. Shares earn dividends on the day of redemption. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

The Fund does not expect to realize long-term capital gain and thus does not anticipate payment of any capital gain distributions.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting of

                               Prospectus Page 16

                             GT GLOBAL DOLLAR FUND


net investment income and any net short-term capital gain) that is distributed to its shareholders. Such distributions are taxable to the Fund's shareholders as ordinary income to the extent of its earnings and profits, whether they are received in cash or reinvested in additional shares.


The Fund provides federal tax information to its shareholders annually, including information about dividends paid during the preceding year.

The Fund must withhold 31% of all dividends payable to any individuals and certain other noncorporate shareholders who (i) have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9 or (ii) otherwise are subject to backup withholding.

Taxpayer identification numbers may be furnished on the Account Application provided at the end of this Prospectus. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders. See "Dividends and Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Board has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays the Manager management and administration fees, computed daily and paid monthly, at the annualized rate of 0.50% of the Fund's average daily net assets. The Manager has voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interests, taxes and extraordinary expenses) to the annual rate of 1.00% of the average daily net assets of the Fund's Advisor Class Shares. This undertaking may be changed or eliminated in the future.



The Manager also serves as the Fund's pricing and accounting agent. For these services, the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a


                               Prospectus Page 17

                             GT GLOBAL DOLLAR FUND


parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of December 31, 1996, the Manager and its worldwide asset management affiliates managed approximately $62 billion. In the United States, as of December 31, 1996, the Manager managed or administered approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust totaled approximately $84 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.


In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.



The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                               GLOBAL DOLLAR FUND


                                              RESPONSIBILITIES FOR                     BUSINESS EXPERIENCE
NAME/OFFICE                                         THE FUND                             LAST FIVE YEARS
------------------------------------  ------------------------------------  ------------------------------------------
John W. Geissinger                    Portfolio Manager since 1997          Mr. Geissinger has been a Senior Portfolio
 New York                                                                    Manager and Head of Investment Grade
                                                                             Fixed Income Group for the Manager since
                                                                             1993. Prior thereto, Mr. Geissinger was a
                                                                             Portfolio Manager at the Putnam Companies
                                                                             from 1987 until 1993.
Heidi Koch                            Portfolio Manager since 1997          Ms. Koch has been a Portfolio Manager for
 New York                                                                    the Manager since 1991.



Prior to October 31, 1996, Mr. Geissinger and Ms. Koch were employees of Chancellor Capital.



In placing orders for the Fund's portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Fund's Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. The Manager or an affiliate thereof may, from time to time, make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.



GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred


                               Prospectus Page 18

                             GT GLOBAL DOLLAR FUND


by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


STATEMENTS AND REPORTS TO SHAREHOLDERS. Shareholders receive monthly statements from the Transfer Agent detailing account transactions, such as an additional investment, redemption or the payment of a dividend or distribution. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and contain the Fund's financial statements. In addition, the federal income status of dividends paid by the Fund to its shareholders is reported after the end of each fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.



ORGANIZATION. The Company was organized as a Maryland corporation in 1981 and is registered with the SEC as an open-end diversified management investment company. From time to time, the Board of Directors may, at its discretion, establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock.


Advisor Class shares are offered through this prospectus to certain investors. The Fund also offers Class A shares and Class B shares to investors through a separate prospectus. The different expenses borne by each class of shares will result in different dividends. The per share dividends on Advisor Class shares of the Fund will generally be higher than the per share dividends on Class A and B shares of the Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Fund expects that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A and B shares.



Pursuant to the Company's Articles of Amendment and Restatement, the Company may issue two billion shares. Of this number, one billion five hundred million shares have been classified as shares of the Fund; five hundred million shares have been classified as Class A shares, five hundred million have been classified as Class B shares and five hundred million shares have been classified as Advisor Class shares. These amounts may be increased from time to time at the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges except as noted below, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.


Fund shares are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no

                               Prospectus Page 19

                             GT GLOBAL DOLLAR FUND

preemptive or conversion rights. Shares may be voted on the election of Directors and on other matters submitted to the vote of Fund shareholders. If one or more additional funds were established, on any matter submitted to a vote of shareholders, shares of each fund would be voted by that fund's shareholders individually when the matter affected the specific interest of that fund only, such as approval of that fund's investment advisory arrangements. In addition, each class of shares has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds would be voted in the aggregate on other matters, such as the election of Directors and ratification of the Directors' selection of the Company's independent accountants.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund at
(800) 223-2138 or by writing to the Fund at P.O. Box 7893, San Francisco, CA 94120-7893.

PERFORMANCE INFORMATION. From time to time the Fund may advertise its "yield" and "effective yield" in advertisements or promotional materials ("Performance Advertisements"). Both yield and effective yield are calculated separately for Class A, Class B and Advisor Class shares of the Fund. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's "yield" and "effective yield" may reflect expenses after reimbursement pursuant to an undertaking that may be in effect. See "Management." The Statement of Additional Information describes the methods used to calculate the Fund's yield and effective yield.


In Performance Advertisements, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five-, and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as to the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and capital gain distributions.


In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return; it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from

                               Prospectus Page 20

                             GT GLOBAL DOLLAR FUND


time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.



TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, CA 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of the Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C., 20036-1800, acts as counsel to the Company. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 21

                             GT GLOBAL DOLLAR FUND


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 22

                             GT GLOBAL DOLLAR FUND


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 23

                             GT GLOBAL DOLLAR FUND


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 24

                             GT GLOBAL DOLLAR FUND


                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 25

                             GT GLOBAL DOLLAR FUND


                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THESE FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT GT GLOBAL OR YOUR FINANCIAL ADVISOR.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS GROWTH FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets


GT GLOBAL FLOATING RATE FUND


Invests in senior secured floating rate loans and debt securities


MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL DOLLAR FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC., G.T. INVESTMENT PORTFOLIOS, INC., OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   DOLPV704029MC

                             GT GLOBAL DOLLAR FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                      San Francisco, California 94111-4624
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                  May 1, 1997


--------------------------------------------------------------------------------


GT Global Dollar Fund (the "Fund") is a diversified series of G.T. Investment Portfolios, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Advisor Class shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated May 1, 1997, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Investment Limitations...................................................................................................      4
Directors and Executive Officers.........................................................................................      5
Management...............................................................................................................      7
Dividends and Taxes......................................................................................................      8
Information Relating to Sales and Redemptions............................................................................      9
Valuation of Fund Shares.................................................................................................     10
Execution of Portfolio Transactions......................................................................................     11
Additional Information...................................................................................................     12
Investment Results.......................................................................................................     13
Description of Debt Ratings..............................................................................................     19
Financial Statements.....................................................................................................     20


[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL DOLLAR FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is maximum current income consistent with liquidity and conservation of capital. The Fund seeks its objective by investing in high quality, U.S. dollar-denominated money market instruments.

CHANGES IN A SECURITY'S RATING

Subsequent to the purchase of a security by the Fund, the security may cease to be rated or its rating may be reduced below the minimum rating required for its purchase, as described in the Prospectus. In such event the Fund, the Company's Board of Directors (the "Board") and the Manager will review the situation and take appropriate action in accordance with procedures adopted by the Board pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").


VARIABLE AND FLOATING RATE OBLIGATIONS
Floating and variable rate demand notes and bonds are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations generally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligation plus accrue d interest upon a specified number of days' notice to the holders thereof. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. Variable and floating rate obligations have interest rates that are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. Variable and floating rate obligations permit the Fund to "lock in" the current interest rate for only the period until the next rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

BANKERS' ACCEPTANCES
Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

CERTIFICATES OF DEPOSIT
Certificates of deposit are negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over a given period of time.

COMMERCIAL PAPER
Commercial paper consists of short-term promissory notes issued by large corporations with a high quality rating to finance short-term credit needs.

U.S. GOVERNMENT OBLIGATIONS

U.S. government obligations are debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. However, not all U.S. government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority are supported only by the credit of the issuer. There is no guarantee that the U.S. government will provide support to such U.S. government sponsored agencies, as it is not so obligated by law. Therefore, the purchase of such securities involves more risk than investment in other U.S. government obligations.


REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer, an agreed-upon price, date and market rate of interest unrelated to coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Board. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.


                   Statement of Additional Information Page 2

                             GT GLOBAL DOLLAR FUND


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow the immediate resale of such collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.



WHEN-ISSUED DELAYED DELIVERY TRANSACTIONS

The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuations in the Fund's yield. Ordinarily, the Fund will not earn interest on securities purchased until they are delivered.

ILLIQUID SECURITIES

The Fund will not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, and restricted securities other than those the Manager has determined to be liquid pursuant to guidelines established by the Board. Commercial paper issues in which the Fund may invest include securities issued by major corporations without registration under the Securities Act of 1933, as amended (the "1933 Act") in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold on or an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trading in the security; (2) the number of dealers that make quotes for the security; (3) the number of dealers that have undertaken to make a market in the security; (4) the number of other potential purchasers; and (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by the Fund and periodically reports thereon to the Board.


                   Statement of Additional Information Page 3

                             GT GLOBAL DOLLAR FUND

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------


The Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and (ii) more than 50% of the Fund's outstanding shares. The Fund may not:


        (1) Purchase common stocks, preferred stocks, warrants or other equity securities;

        (2) Issue senior securities;

        (3) Pledge, mortgage or hypothecate its assets except to secure borrowings as disclosed in the Prospectus;

        (4) Sell securities short, purchase securities on margin, or engage in option transactions;

        (5) Underwrite the sale of securities of other issuers;

        (6) Purchase or sell real estate interests, commodities or commodity contracts or oil and gas investments;

        (7) Make loans, except: (i) the purchase of debt securities in accordance with the Fund's objectives and policies shall not be considered making loans, and (ii) pursuant to contracts providing for the compensation of service provided by compensating balances;

        (8) Purchase the securities issued by other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

        (9) Invest more than 25% of the value of the Fund's assets in securities of issuers in any one industry, except that the Fund is permitted to invest without such limitation in U.S. government-backed obligations.


For purposes of the concentration policy contained in limitation (9), above, the Fund intends to comply with the Securities and Exchange Commission ("SEC") staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


An additional investment limitation of the Fund, which is not fundamental and may be changed by vote of the Board without shareholder approval to the extent consistent with regulatory requirements, provides that the Fund may not invest more than 10% of its net assets in illiquid securities.


                   Statement of Additional Information Page 4

                             GT GLOBAL DOLLAR FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; and Vice President, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner, Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee or each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee or each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                   Statement of Additional Information Page 5

                             GT GLOBAL DOLLAR FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director,
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, GT Global, GT Services and G.T. Insurance from February 1996
San Francisco, CA 94111           to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                            ------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director and Officer of G.T. Investment Funds, Inc., G.T. Investment Portfolios, Inc., GT Global Floating Rate Fund, Inc. and G.T. Global Developing Markets Fund, Inc. and a Trustee and Officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, G.T. Global High Income Portfolio, Growth Portfolio and Global Investment Portfolio, which also are registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of 12 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $1,000 per annum, plus $300 for each meeting of the Board or any committee thereof attended by the Director, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $3,400, $3,400, $3,100 and $3,400, respectively, from the Company for their services as Directors. For the fiscal year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $87,600, $87,600, $80,100 and $87,600, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of April 1, 1997, the Directors and Officers and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund.


                   Statement of Additional Information Page 6

                             GT GLOBAL DOLLAR FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

The Manager serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract between the Company and the Manager ("Management Contract"). The Manager serves as Administrator to the Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed as an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for the Fund and, as administrator, administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, computed daily and paid monthly, at the annualized rate of 0.50% of the Fund's average daily net assets.



The Management Contract may be renewed for one-year terms with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. Either the Company or the Manager may terminate the Management Contract without penalty upon sixty days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940
Act).



For the fiscal years ended December 31, 1996, 1995 and 1994, the Fund paid investment management and administration fees to the Manager in the amounts of $1,808,976, $1,665,299 and $1,406,615, respectively. During the fiscal year ended December 31, 1996, the Manager reimbursed the Fund for a portion of its investment management and administration fees in the amount of $173,045. No such reimbursements were made during the fiscal years ended December 31, 1995 and 1994.


DISTRIBUTION SERVICES

The Fund's Advisor Class are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as the Fund's pricing and accounting agent. For the fiscal years ended December 31, 1996 and 1995, the accounting services fees for the Fund were $90,682 and $34,482, respectively.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


                   Statement of Additional Information Page 7

                             GT GLOBAL DOLLAR FUND

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DAILY INCOME DIVIDENDS

Net investment income and any realized net short-term capital gain are determined and declared as a dividend each day. Each such dividend is payable to shareholders as of the close of business on that day. Orders to purchase Fund shares are executed on the business day on which Federal Funds, i.e., monies held on deposit at a Federal Reserve Bank, become available. Shares begin accruing dividends on the day following the date of purchase. Shares are entitled to the dividend declared on the day a redemption request is received by the Transfer Agent. Dividends are automatically reinvested in Advisor Class shares of the Fund on the last Business Day of the month, at net asset value, unless a shareholder otherwise instructs the Transfer Agent in writing. A shareholder that does so will be mailed a check in the amount of each dividend. For the purpose of calculating dividends, daily net investment income of the Fund consists of (a) all interest income accrued on investments (including any discount or premium ratably accrued or amortized, respectively, to the date of maturity or determined in such other manner as the Fund may determine in accordance with generally accepted accounting principles), (b) minus all accrued liabilities, including interest, taxes and other expense items, and reserves for contingent or undetermined liabilities, all determined in accordance with those principles, (c) plus or minus all realized gains or losses on investments, if any.


TAXES -- GENERAL

In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986 (the "Code"), as amended, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting of net investment income and any net short-term capital gain) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; and (3) the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities and other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities).


The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income, if any, for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends from net investment income and realized net short-term capital gain are taxable to shareholders as ordinary income. The Fund does not expect to receive any dividend income from U.S. corporations, which means that dividends from the Fund will not be eligible for the dividends-received deduction allowed to corporations. Dividends will be taxed for federal income tax purposes in the same manner whether they are received in cash or reinvested in additional Fund shares.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to an investment in the Fund.

                   Statement of Additional Information Page 8

                             GT GLOBAL DOLLAR FUND

                            INFORMATION RELATING TO
                             SALES AND REDEMPTIONS

--------------------------------------------------------------------------------

STATEMENTS AND REPORTS

When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Shareholders receive monthly statements detailing account transactions. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30, shareholders will receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and contain the Fund's financial statements. In addition, the federal income tax status of dividends paid by the Fund to shareholders will be reported after the end of each fiscal year on Form 1099-DIV.


PAYMENT AND TERMS OF OFFERING

Payment for Advisor Class shares of the Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.



As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account for their then-current net asset value per share to reimburse the Company for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.


The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

WHEN ORDERS ARE EFFECTIVE

In order to maximize earnings on its portfolio, the Fund intends at all times to be as completely invested as reasonably possible. Transactions in the money market instruments in which the Fund invests normally require immediate settlement in Federal Funds, as defined above. Thus, an order to purchase Fund shares will be executed on any day Monday through Friday on which the New York Stock Exchange ("NYSE") is open for business ("Business Day"), on which Federal Funds become available to the Fund. Funds transmitted by bank wire to the Transfer Agent and received by it prior to the close of regular trading on the NYSE will normally be credited to a shareholder's account on the same day as received. Funds transmitted by bank wire and received after the close of regular trading on the NYSE normally will be credited on the next Business Day. If remitted in other than the foregoing manner, such as by check, purchase orders will be executed as of the close of business on the day on which the payment is converted into Federal Funds, normally two days after receipt of the payment. The investor becomes a shareholder on the day on which the order is effective. Dividends begin to accrue on the next day. Information on how to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any such bank may charge the shareholder for this service.


EXCHANGES BETWEEN FUNDS

A shareholder may exchange shares of the Fund for shares of the corresponding class of other GT Global Mutual Funds as described in the Prospectus. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon sixty days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of such Fund.


                   Statement of Additional Information Page 9

                             GT GLOBAL DOLLAR FUND

TELEPHONE REDEMPTIONS

A corporation or partnership wishing to utilize the telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.


SUSPENSION OF REDEMPTION PRIVILEGES

The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.


REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which, in the opinion of the Board, would make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "Redemptions in Kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined each Business Day as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: (i) New Years Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The net asset value of the Fund's shares is determined by dividing its total assets less its liabilities by the number of shares outstanding. The Fund may declare a suspension of the determination of net asset value during the periods when it may suspend redemption privileges, as provided in "Suspension of Redemption Privileges," above.

The Fund has adopted a policy which requires that it use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share. The Fund values its portfolio securities using the amortized cost method. This policy does not establish a net asset value of $1.00 per share; it merely permits a pricing method under which the Fund may seek to maintain a per share net asset value of $1.00. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share for purchases and redemptions. The amortized cost method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to the Fund's shareholders in the daily dividend, the value of the Fund's assets, and, thus, its net asset value per share, generally will remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of the Fund's securities, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the Fund's use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

                  Statement of Additional Information Page 10

                             GT GLOBAL DOLLAR FUND


In connection with the Fund's policy of valuing its securities using the amortized cost method, the Fund maintains a dollar-weighted portfolio maturity of 90 days or less and purchases only portfolio securities having remaining maturities of 13 months or less. The Board also has established procedures in accordance with Rule 2a-7 under the 1940 Act designed to stabilize, to the extent reasonably possible, the Fund's net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing shareholders. In the event the Board determines that such a deviation exists, the Board has agreed to take such corrective action as it deems necessary and appropriate, which action might include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or paying distributions from capital or capital gains, redeeming shares in kind, or establishing a net asset value per share by using available market quotations or market equivalents.


--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Board, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. Purchases and sales of money market instruments by the Fund generally are made on a principal basis, in which the dealer through whom the trade is executed retains a "spread" as compensation. The spread is the difference in the price at which the dealer buys or sells the instrument to the Fund and the price which the dealer is able to resell or at which the dealer originally purchased, respectively, the instrument. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive spreads, payment of the lowest spread is not necessarily consistent with the best net results. The Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Board and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


                  Statement of Additional Information Page 11

                             GT GLOBAL DOLLAR FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The financial statements of the Company included in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME

The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the rights to withdraw its consent to the use of such names by the Company or the Fund at any time, or to grant the use of such names to any other company, and the Company has granted the Manager, under certain conditions, the use of any other names it might assume in the future, with respect to any other investment company sponsored by the Manager.


                  Statement of Additional Information Page 12

                             GT GLOBAL DOLLAR FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor-TM-, IBC/Donaghue's Money Fund Report, MONEY Magazine, and other industry publications, in advertisements or in reports furnished to current or prospective shareholders.


The Fund calculates its yield for its shares daily, based upon the seven days ending on the day of the calculation, called the "base period." The yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change, excluding capital changes, but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7). The Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.



For the seven-day period ended December 31, 1996, the Fund's Class A share yield was 4.49% and effective yield was 4.59%. The seven-day and effective yields are calculated as follows:


Assumptions:


Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending December 31, 1996:.........................          $1.000861095


--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:


    Ending account value:....................  $ 1.000861095
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000861095

       Seven-day yield = $.000861095 x 365/7 = 4.49%
   Effective yield** = [1 + .000861095] 365/7 -1 = 4.59%


--------------
**  The effective yield assumes a year's compounding of the seven-day yield.


For the seven-day period ended December 31, 1996, the Fund's Class B share yield was 3.74% and effective yield was 3.81%. The seven-day and effective yields are calculated as follows:


Assumptions:


Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending December 31, 1996:.........................          $1.000717260


--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:


    Ending account value:....................  $ 1.000717260
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000717260
       Seven-day yield = $.000717260 x 365/7 = 3.74%
   Effective yield** = [1 + .000717260] 365/7 -1 = 3.81%


--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

                  Statement of Additional Information Page 13

                             GT GLOBAL DOLLAR FUND


For the seven-day period ended December 31, 1996, the Fund's Advisor Class share yield was 4.49% and effective yield was 4.59%. The seven-day and effective yields are calculated as follows:


Assumptions:


Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending December 31, 1996:.........................          $1.000861095


--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:


    Ending account value:....................  $ 1.000861095
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000861095

       Seven-day yield = $.000861095 x 365/7 = 4.49%
   Effective yield** = [1 + .000861095] 365/7 -1 = 4.59%


--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

The Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period.

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated subject to deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period illustrated.


The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, at December 31, 1996, were as follows:



                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended December 31, 1996.....................................................................               4.50%
Five years ended December 31, 1996...............................................................               3.57%
Ten years ended December 31, 1996................................................................               4.93%



The Fund's Standardized Returns for its Class B shares, stated as average annualized total returns, were as follows:



                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended December 31, 1996.....................................................................              -1.27%
April 1, 1993 (commencement of operations) through December 31, 1996.............................               2.43%



The Fund's Standardized Returns for its Advisor Class shares, stated as average annualized total returns, were as follows:



                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended December 31, 1996.....................................................................               4.50%
June 1, 1995 (commencement of operations) through December 31, 1996..............................               4.70%



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by


                  Statement of Additional Information Page 14

                             GT GLOBAL DOLLAR FUND
comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote Non-Standardized Returns that do not reflect the effect of contingent deferred sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted.


The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns, at December 31, 1996, were as follows:



                                                                                                  NON-STANDARDIZED AVERAGE
PERIOD                                                                                             ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------  ---------------------------
Year ended December 31, 1996...................................................................                4.50%
Five years ended December 31, 1996.............................................................                3.57%
Ten years ended December 31, 1996..............................................................                4.93%



The Fund's Non-Standardized Return for its Class A shares, stated as aggregate total return, at December 31, 1996, was as follows:



                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
September 16, 1985 (commencement of operations) through December 31, 1996....................                74.70%



The Fund's Non-Standardized Return for its Class B shares, stated as average annualized total returns, at December 31, 1996, were as follows:



                                                                                                  NON-STANDARDIZED AVERAGE
PERIOD                                                                                             ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------  ---------------------------
Year ended December 31, 1996...................................................................                3.73%
April 1, 1993 (commencement of operations) through December 31, 1996...........................                3.08%



The Fund's Non-Standardized Return for its Class B shares, stated as aggregate total return (reflecting deduction of the applicable contingent deferred sales charge), at December 31, 1996, was as follows:



                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
April 1, 1993 (commencement of operations) through December 31, 1996.........................                 9.07%



The Fund's Non-Standardized Return for its Class B Shares, stated as aggregate total return (not reflecting deduction of the applicable contingent deferred sales charge), at December 31, 1996, was as follows:



                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
April 1, 1993 (commencement of operations) through December 31, 1996.........................                12.07%



The Fund's Non-Standardized Return for its Advisor Class shares, stated as average annualized total returns, at December 31, 1996, were as follows:



                                                                                                  NON-STANDARDIZED AVERAGE
PERIOD                                                                                             ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------  ---------------------------
Year ended December 31, 1996...................................................................                4.50%
June 1, 1995 (commencement of operations) through December 31, 1996............................                4.70%



The Fund's Non-Standardized Return for its Advisor Class shares, stated as aggregate total return, at December 31, 1996, was as follows:



                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
June 1, 1995 (commencement of operations) through December 31, 1996..........................                 7.56%



The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return figures should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. Investment results also should be considered relative to the risks associated with the investment objective and policies. The Fund's investment results will be calculated separately for Class A and Class B shares. The Fund will include performance data for both Class A and Class B shares of the Fund in any advertisement or information including performance data for the Fund.


                  Statement of Additional Information Page 15

                             GT GLOBAL DOLLAR FUND


The Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with the following:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service ("Fitch") (excluding Collateralized Mortgage Obligations).


        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.



        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar Inc. ("Morningstar") and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.



        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP")-weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (10) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.


       (11) Datastream and Worldscope each is an on-line database retrieval service for information including international financial and economic data.


       (12) International Financial Statistics, which is produced by the International Monetary Fund.


       (13) Various publications and annual reports, produced by the World Bank and its affiliates.



       (14) Various publications from the International Bank for Reconstruction and Development.


                  Statement of Additional Information Page 16

                             GT GLOBAL DOLLAR FUND


       (15) Various publications including ratings agencies such as Moody's, S&P and Fitch.


       (16) Privatizations from various sources, stock market capitalization, number of issuers, and trading volume of newly privatized companies and, in addition, projected levels of privatization. Privatization, an economic process virtually unknown in the U.S., is the selling of state-owned companies to the private sector. Under private ownership, such companies can release assets and seek to make profits free from political intervention. Examples of state-owned industries being privatized outside the U.S. include airlines, telecommunications, utilities and financial institutions.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indicies of comparable quality to those listed above and other indicies which may be developed and made available in the future.


The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.


In advertising and sales materials, GT Global may make reference to or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales materials and advertisements, the Fund may also discuss these accounts and plans, which include:


                  Statement of Additional Information Page 17

                             GT GLOBAL DOLLAR FUND


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment) you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax adviser for more information.



ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.



SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.



PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as a separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


                  Statement of Additional Information Page 18

                             GT GLOBAL DOLLAR FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS


S&P. "A-1" and "A-2" are the two highest commercial paper rating categories:


        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


MOODY'S. "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.



        Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.


        Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BOND RATINGS

S&P: Its ratings for high quality bonds are as follows:

        Bonds rated "AAA" are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

        Bonds rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

MOODY'S: Its ratings for high quality bonds are as follows:

        Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

NOTE RATINGS

S&P: The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

MOODY'S: The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                  Statement of Additional Information Page 19

                             GT GLOBAL DOLLAR FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund at December 31, 1996 and for the year then-ended appear on the following pages.


                  Statement of Additional Information Page 20

                             GT GLOBAL DOLLAR FUND


                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT

To the Shareholders and Board of Directors of G.T. Investment Portfolios, Inc.:



We have audited the accompanying statement of assets and liabilities of GT Global Dollar Fund, a series of shares of common stock of G.T. Investment Portfolios, Inc., including the schedule of portfolio investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Dollar Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                       F1

                             GT GLOBAL DOLLAR FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                               MATURITY    PRINCIPAL      VALUE        % OF NET
SHORT-TERM INVESTMENTS                                               YIELD       DATE       AMOUNT       (NOTE 1)       ASSETS
-----------------------------------------------------------------  ---------   ---------  -----------  ------------  -------------
Commercial Paper - Discounted (28.7%)
  Merrill Lynch & Co., Inc ......................................    6.60%     02-Jan-97   19,250,000  $ 19,246,471        3.6
  Ford Motor Credit Corp. .......................................    5.55%     17-Jan-97   14,400,000    14,365,120        2.7
  AIG Funding, Inc. .............................................    5.30%     15-Jan-97   13,400,000    13,372,535        2.5
  Metlife Funding, Inc. .........................................    5.35%     17-Jan-97   13,400,000    13,368,436        2.5
  Coca Cola Co. .................................................    5.31%     10-Jan-97   13,300,000    13,282,444        2.5
  Schering Corp. ................................................    5.35%     08-Apr-97   13,300,000    13,111,502        2.4
  Transamerica Finance Corp. ....................................    5.42%     27-Jun-97   13,300,000    12,956,040        2.4
  Toronto - Dominion Holdings USA, Inc. .........................    5.30%     13-Jan-97   12,400,000    12,378,259        2.3
  General Electric Capital Corp. ................................    5.37%     09-Jan-97   12,000,000    11,985,867        2.2
  Motorola, Inc. ................................................    5.31%     17-Jan-97   12,000,000    11,972,107        2.2
  E.I. DuPont de Nemours & Co. ..................................    5.33%     30-Jan-97   11,400,000    11,351,512        2.1
  Bear Stearns Cos., Inc. .......................................    5.89%     18-Feb-97    7,250,000     7,198,283        1.3
                                                                                                       ------------      -----
Total Commercial Paper - Discounted (amortized cost
 $154,588,576) ..................................................                                       154,588,576       28.7
                                                                                                       ------------      -----
Government & Government Agency Obligations (9.2%)
  Federal Home Loan Mortgage Corp. ..............................    5.29%     10-Mar-97   13,300,000    13,168,862        2.5
  Federal Home Loan Bank ........................................    5.24%     24-Mar-97   13,300,000    13,143,681        2.5
  Federal National Mortgage Association .........................    5.47%     13-Feb-97   12,500,000    12,498,885        2.3
  International Bank of Reconstruction and Development (World
   Bank) ........................................................    5.62%     18-Feb-97   10,000,000     9,927,334        1.9
                                                                                                       ------------      -----
Total Government & Government Agency Obligations (amortized cost
 $48,738,762) ...................................................                                        48,738,762        9.2
                                                                                                       ------------      -----
Medium-Term Notes (3.6%)
  Morgan Stanley Group, Inc.+ ...................................    5.62%     26-Aug-97   14,400,000    14,400,000        2.7
  Bear Stearns Cos., Inc.+ ......................................    5.47%     14-Nov-97    4,750,000     4,750,000        0.9
                                                                                                       ------------      -----
Total Medium-Term Notes (amortized cost $19,150,000) ............                                        19,150,000        3.6
                                                                                                       ------------      -----
TOTAL SHORT-TERM INVESTMENTS (cost $222,477,338) ................                                       222,477,338       41.5
                                                                                                       ------------      -----


REPURCHASE AGREEMENTS
-----------------------------------------------------------------
  Dated December 31, 1996, with Bank of America NT&SA, due
   January 2, 1997, for an effective yield of 6.00%,
   collateralized by $69,455,000 U.S. Treasury Bonds, 10.625% due
   8/15/15 (market value of collateral is $102,021,232, including
   accrued interest).  ..........................................                                       100,016,667         --
  Dated December 31, 1996, with State Street Bank & Trust Co., due January 2, 1997, for an effective yield of 6.25%,
   collateralized by $83,500,000 U.S. Treasury Bonds, 8.125% due
   8/15/19 (market value of collateral is $100,166,227, including
   accrued interest).  ..........................................                                        98,197,045         --
                                                                                                       ------------      -----
TOTAL REPURCHASE AGREEMENTS (cost $198,213,712) .................                                       198,213,712       37.0
                                                                                                       ------------      -----
TOTAL INVESTMENTS (cost $420,691,050)  * ........................                                       420,691,050       78.5
Other Assets and Liabilities ....................................                                       115,218,498       21.5
                                                                                                       ------------      -----
NET ASSETS ......................................................                                      $535,909,548      100.0
                                                                                                       ------------      -----
                                                                                                       ------------      -----

--------------

          + The coupon rate shown on floating rate note represents the rate at period end.
          *  For Federal income tax purposes, cost is $420,691,860.

    The accompanying notes are an integral part of the financial statements.

                                       F2

                             GT GLOBAL DOLLAR FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (amortized cost $222,477,338) (Note 1)........................  $222,477,338
  Repurchase agreements, at value and cost (Note 1).................................................  198,213,712
  U.S. currency.....................................................................................       52,128
  Receivable for Fund shares sold...................................................................  124,645,962
  Interest receivable...............................................................................      306,950
                                                                                                      -----------
    Total assets....................................................................................  545,696,090
                                                                                                      -----------
Liabilities:
  Payable for Fund shares repurchased...............................................................    9,254,433
  Payable for investment management and administration fees (Note 2)................................      186,171
  Distribution payable..............................................................................       97,718
  Payable for transfer agent fees (Note 2)..........................................................       85,948
  Payable for service and distribution expenses (Note 2)............................................       69,406
  Payable for printing and postage expenses.........................................................       36,603
  Payable for professional fees.....................................................................       23,471
  Payable for registration and filing fees..........................................................       14,260
  Payable for fund accounting fees (Note 2).........................................................        8,310
  Payable for Directors' fees and expenses (Note 2).................................................        3,902
  Payable for custodian fees........................................................................        1,838
  Other accrued expenses............................................................................        4,482
                                                                                                      -----------
    Total liabilities...............................................................................    9,786,542
                                                                                                      -----------
Net assets..........................................................................................  $535,909,548
                                                                                                      -----------
                                                                                                      -----------
Class A:
Net asset value and redemption price per share
 ($392,622,957 DIVIDED BY 392,683,509 shares outstanding)...........................................  $      1.00
                                                                                                      -----------
                                                                                                      -----------
Class B:+
Net asset value and offering price per share
 ($128,308,214 DIVIDED BY 128,266,410 shares outstanding)...........................................  $      1.00
                                                                                                      -----------
                                                                                                      -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share
 ($14,978,377 DIVIDED BY 14,978,228 shares outstanding).............................................  $      1.00
                                                                                                      -----------
                                                                                                      -----------
Net assets: At December 31, 1996, net assets consisted of paid-in capital of
 $535,909,548.

--------------
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F3

                             GT GLOBAL DOLLAR FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income............................................................................  $19,482,733
Expenses:
  Investment management and administration fees (Note 2).....................................   1,808,976
  Transfer agent fees (Note 2)...............................................................   1,093,238
  Service and distribution expenses (Note 2)
    Class A.......................................................................  $ 629,910
    Class B.......................................................................  1,035,613   1,665,523
                                                                                    ---------
  Registration and filing fees...............................................................     598,919
  Fund accounting fees (Note 2)..............................................................      90,682
  Custodian fees (Note 4)....................................................................      62,864
  Professional fees..........................................................................      59,885
  Printing and postage expenses..............................................................      48,737
  Directors' fees and expenses (Note 2)......................................................      22,152
  Other expenses.............................................................................      21,144
                                                                                               ----------
    Total expenses before reductions.........................................................   5,472,120
                                                                                               ----------
      Expenses waived by Chancellor LGT Asset Management, Inc. (Note 2)......................    (888,810)
      Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2)..................    (173,045)
      Expense reductions (Note 4)............................................................     (62,864)
                                                                                               ----------
    Total net expenses.......................................................................   4,347,401
                                                                                               ----------
Net investment income........................................................................  15,135,332
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $15,135,332
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                             GT GLOBAL DOLLAR FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED       YEAR ENDED
                                                                             DECEMBER 31,     DECEMBER 31,
                                                                                 1996             1995
                                                                            ---------------  --------------
Increase (Decrease) in net assets
Operations:
  Net investment income...................................................  $    15,135,332  $   15,708,939
                                                                            ---------------  --------------
  Net increase in net assets resulting from operations....................       15,135,332      15,708,939
                                                                            ---------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..............................................      (11,055,154)    (11,346,132)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..............................................       (3,791,539)     (4,308,505)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net investment income..............................................         (288,639)        (54,302)
                                                                            ---------------  --------------
    Total distributions...................................................      (15,135,332)    (15,708,939)
                                                                            ---------------  --------------
Capital share transactions: (Note 3)
  Increase from capital shares sold and reinvested........................   16,871,270,679   9,659,790,290
  Decrease from capital shares repurchased................................  (16,620,368,622) (9,805,577,211)
                                                                            ---------------  --------------
  Net increase (decrease) from capital share transactions.................      250,902,057    (145,786,921)
                                                                            ---------------  --------------
Total increase (decrease) in net assets...................................      250,902,057    (145,786,921)
Net assets:
  Beginning of year.......................................................      285,007,491     430,794,412
                                                                            ---------------  --------------
  End of year.............................................................  $   535,909,548* $  285,007,491*
                                                                            ---------------  --------------
                                                                            ---------------  --------------

--------------
   * Includes undistributed net investment income of $0.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                             GT GLOBAL DOLLAR FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1996        1995        1994        1993        1992
                                          ----------  ----------  ----------  ----------  ----------
Net investment income...................      0.044       0.050       0.032       0.022       0.028
Distributions from net investment
 income.................................     (0.044)     (0.050)     (0.032)     (0.022)     (0.028)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------
Total investment return (a).............       4.50%       5.08%        3.3%        2.2%        2.8%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 392,623   $ 183,761   $ 320,858   $  87,822   $  81,674
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................       4.39%       4.94%       3.40%       2.17%       2.78%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........       4.08%       4.66%       3.15%       1.46%       2.47%
Ratio of expenses to average net
 assets: (b)
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................       0.99%       0.97%       0.92%       1.00%       1.25%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........       1.30%       1.25%       1.17%       1.72%       1.56%

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.
 (a) Not annualized.
 (b) Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.
                                       F6

                             GT GLOBAL DOLLAR FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              CLASS B++                            ADVISOR CLASS+++
                                          -------------------------------------------------  ----------------------------
                                                                              APRIL 1, 1993                 JUNE 1, 1995
                                               YEAR ENDED DECEMBER 31,             TO         YEAR ENDED         TO
                                          ----------------------------------  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             1996        1995        1994         1993           1996           1995
                                          ----------  ----------  ----------  -------------  -------------  -------------
Net investment income...................      0.037       0.040       0.025         0.010          0.044          0.030
Distributions from net investment
 income.................................     (0.037)     (0.040)     (0.025)       (0.010)        (0.044)        (0.030)
                                          ----------  ----------  ----------  -------------  -------------  -------------
Net asset value (unchanged during the
 period)................................  $    1.00   $    1.00   $    1.00     $    1.00      $    1.00      $    1.00
                                          ----------  ----------  ----------  -------------  -------------  -------------
                                          ----------  ----------  ----------  -------------  -------------  -------------
Total investment return (a).............       3.73%       4.29%       2.53%          1.4%          4.50%          2.92%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 128,308   $  99,151   $ 109,936     $   3,478      $  14,978      $   2,096
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................       3.64%       4.19%       2.65%         1.42%          4.39%          4.94%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........       3.33%       3.91%       2.40%         0.86%          4.33%          4.91%
Ratio of expenses to average net
 assets: (b)
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................       1.74%       1.72%       1.67%         1.75%          0.99%          0.97%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........       2.05%       2.00%       1.92%         2.31%          1.05%           1.0%

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.
 (a) Not annualized.
 (b) Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.
                                       F7

                             GT GLOBAL DOLLAR FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

GT Global Dollar Fund ("Fund") is a diversified series of G.T. Investment Portfolios, Inc. ("Company"). The Company is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company.


The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles and the Financial Statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
Securities are valued at amortized cost, which approximates market value.

(B) FEDERAL INCOME TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity. Chancellor LGT Asset Management, Inc. (the "Manager") is responsible for determining that the value of these underlying securities remains at least equal to the resale price.

(D) OTHER
Security transactions are recorded on the trade date (date the order to buy or sell is executed). Interest income is recorded on an accrual basis. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly.

2. RELATED PARTIES
The Manager serves as the investment manager and administrator of the Fund. The Fund pays the Manager investment management and administration fees at the annualized rate of 0.50% of the Fund's average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are sold.

GT Global, Inc., an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A shares for purchase. Certain redemptions of Class A shares made within two years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. Class B shares of the Fund are available only through an exchange of Class B shares of other GT Global Mutual Funds. Certain redemptions of Class B shares made within six years of purchase are also subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1996, GT Global collected CDSCs in the amount of $968,357. In addition, GT Global may, from time to time, make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares less any amounts paid by the Fund as the aforementioned service fee for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts under the Class A Plan. All expenses for which GT Global could be reimbursed under the Class A Plan will have been incurred within one year prior to such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts in excess of 0.75% of average daily net assets under the Class B Plan. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

                                       F8

                             GT GLOBAL DOLLAR FUND

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses) to the annual rate of 1.00%, 1.75%, and 1.00% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of its investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent for the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $1,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.
3. CAPITAL SHARES
At December 31, 1996, there were 2,000,000,000 shares of the Company's common stock authorized, at $0.001 per share. Of this number, 1,500,000,000 shares have been classified as shares of the Fund; 500 million shares have been classified as Class A shares, 500 million have been classified as Class B shares, and 500 million have been classified as Advisor Class shares. These amounts may be increased from time to time at the discretion of the Board of Directors.

Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                        YEAR ENDED       YEAR ENDED
                                                                                       DECEMBER 31,     DECEMBER 31,
                                                                                           1996             1995
                                                                                      ---------------  ---------------
CLASS A                                                                               SHARES & AMOUNT  SHARES & AMOUNT
------------------------------------------------------------------------------------  ---------------  ---------------
Shares sold.........................................................................  14,275,856,684    8,377,131,000
Shares issued in connection with reinvestment of distributions......................       7,664,536        9,256,942
                                                                                      ---------------  ---------------
                                                                                      14,283,521,220    8,386,387,942
Shares repurchased..................................................................  (14,074,631,817) (8,523,474,325)
                                                                                      ---------------  ---------------
Net increase (decrease).............................................................     208,889,403     (137,086,383)
                                                                                      ---------------  ---------------
                                                                                      ---------------  ---------------
                                                                                        YEAR ENDED       YEAR ENDED
                                                                                       DECEMBER 31,     DECEMBER 31,
                                                                                           1996             1995
                                                                                      ---------------  ---------------
CLASS B                                                                               SHARES & AMOUNT  SHARES & AMOUNT
------------------------------------------------------------------------------------  ---------------  ---------------
Shares sold.........................................................................   2,348,173,773    1,264,724,918
Shares issued in connection with reinvestment of distributions......................       2,261,688        3,247,874
                                                                                      ---------------  ---------------
                                                                                       2,350,435,461    1,267,972,792
Shares repurchased..................................................................  (2,321,320,722)  (1,278,753,481)
                                                                                      ---------------  ---------------
Net increase (decrease).............................................................      29,114,739      (10,780,689)
                                                                                      ---------------  ---------------
                                                                                      ---------------  ---------------
                                                                                                        JUNE 1, 1995
                                                                                                        (COMMENCEMENT
                                                                                                             OF
                                                                                                       SALE OF SHARES)
                                                                                        YEAR ENDED           TO
                                                                                       DECEMBER 31,     DECEMBER 31,
                                                                                           1996             1995
                                                                                      ---------------  ---------------
ADVISOR CLASS                                                                         SHARES & AMOUNT  SHARES & AMOUNT
------------------------------------------------------------------------------------  ---------------  ---------------
Shares sold.........................................................................     237,098,781        5,375,327
Shares issued in connection with reinvestment of distributions......................         215,804           54,229
                                                                                      ---------------  ---------------
                                                                                         237,314,585        5,429,556
Shares repurchased..................................................................    (224,416,508)      (3,349,405)
                                                                                      ---------------  ---------------
Net increase........................................................................      12,898,077        2,080,151
                                                                                      ---------------  ---------------
                                                                                      ---------------  ---------------

4. EXPENSE REDUCTIONS
For the year ended December 31, 1996, the Fund's custody fees were offset by $62,864 of credits on cash held at the custodian.

                                       F9

                             GT GLOBAL DOLLAR FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS'
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GT GLOBAL WORLDWIDE GROWTH FUND
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GT GLOBAL INTERNATIONAL GROWTH FUND

Provides portfolio diversity by investing outside
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GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

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GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer
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INCOME FUNDS


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MONEY MARKET FUND

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[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE
  ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS
  STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION
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                                                                      DOLSX705MC